OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER NON-CURRENT ASSETS [Abstract]
Components of other non-current assets

(in thousands of $)	2012	2011
Deferred tax asset (see note 10)	531	622
Other long-term assets	6,238	6,324
	6,769	6,946